Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 3,092	£ 1,432	£ 603
Depreciation charge for the right-of-use assets	1,747	848	439
Amortisation of intangible assets	4,645	1,903	23
Research and development expenses	128,865	44,047	10,917
Foreign exchange (gain)/loss	(33,609)	(938)	3,062
Loss on forward contracts	11,287	0	0
Share-based payment charge	30,576	10,466	2,074
Acquisition related costs from business combinations	0	1,197	0
IPO-related costs included within G&A expenses	0	3,937	0
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	904	637	198
Other audit services provided by the Group's auditors	£ 233	£ 1,164	£ 3